Derivatives - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows expected to be occur	Aegon hedges its exposure to future cash flow variability from interest rate movements for hedges converting existing floating-rate assets and liabilities to fixed-rate assets, with maturities up to 19 years.
Description of periods when cash flows expected to affect profit or loss	The cash flows from these hedging instruments are expected to affect the profit or loss for approximately the next 37 years
Deferred gain recognized directly to equity	€ 73	€ 55
Interest rate swap contract [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows expected to affect profit or loss	Aegon hedges its exposure to future cash flow variability from interest rate movements for terms up to 18 years
Fair value hedges [member]
Disclosure of derivative financial instruments [Line Items]
Reclassification of gain (loss) from equity to investment income	€ 0	(2)
Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Reclassification of gain (loss) from equity to investment income	€ 0	€ 0
Currency swap contract [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows expected to affect profit or loss	Aegon uses cross-currency swaps to convert variable or fixed foreign-currency cash flows into fixed local- currency cash flows. The cash flows from these hedging instruments are expected to occur over the next 31 years.